Shareholder Report, Average Annual Return (Details) B001399_Direxion Daily Uranium Industry Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Uranium Industry Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Uranium Industry Bull 2X Shares NAV
Average Annual Return, Percent	123.05%	77.71%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	19.53%
Solactive United States Uranium and Nuclear Energy ETF Select Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive United States Uranium and Nuclear Energy ETF Select Index
Average Annual Return, Percent	67.90%	50.01%